GOLD STREAM OBLIGATION	12 Months Ended
Dec. 31, 2018
Gold stream obligation [Abstract]
Disclosure of financial liabilities [text block]
12. GOLD STREAM OBLIGATION
In 2015, the Company entered into a $175 million streaming transaction with RGLD Gold AG, a wholly owned subsidiary of Royal Gold Inc. (“Royal Gold”). Under the terms of the agreement, the Company will deliver to Royal Gold 6.5% of gold production from Rainy River up to a total of 230,000 ounces of gold and then 3.25% of the mine’s gold production thereafter. The Company will also deliver to Royal Gold 60% of the mine’s silver production to a maximum of 3.1 million ounces and then 30% of silver production thereafter. Royal Gold paid $175.0 million in consideration of this transaction.

In addition to the upfront deposit, Royal Gold will pay 25% of the average spot gold or silver price at the time each ounce of gold or silver is delivered under the stream. The difference between the spot price of metal and the cash received from Royal Gold will reduce the $175.0 million deposit over the life of the mine. Upon expiry of the 40-year term of the agreement (which may be extended in certain circumstances), any balance of the $175.0 million upfront deposit remaining unpaid will be refunded to Royal Gold.

The Company has designated the gold stream obligation as a financial liability at fair value through profit or loss (“FVTPL”) under the scope of IFRS 9. Accordingly, the Company values the liability at the present value of its expected future cash flows at each reporting period with changes in fair value reflected in the consolidated income statements and consolidated statements of comprehensive income. The gold stream obligation contained a maximum leverage ratio covenant (net debt to Adjusted EBITDA) of 3.5 : 1.0 as at December 31, 2018.

The following is a summary of the changes in the Company’s gold stream obligation:

(in millions of U.S. dollars)
CHANGE IN STREAM OBLIGATION
Balance, December 31, 2016	246.5
Settlements during the period	(2.4)
Fair value adjustments related to changes in the Company’s own credit risk (1)	7.6
Other fair value adjustments (2)	21.8
Balance, December 31, 2017	273.5
Less: current portion of gold stream obligation (3)	(24.5)
Non-current portion of gold stream obligation	249.0
Balance, December 31, 2017	273.5
Settlements during the period	(15.0)
Fair value adjustments related to changes in the Company’s own credit risk (1)	(66.6)
Other fair value adjustments (2)	(11.7)
Balance, December 31, 2018	180.2
Less: current portion of gold stream obligation (3)	(18.3)
Non-current portion of gold stream obligation	161.9
1.	Fair value adjustments related to changes in the Company’s own credit risk are included in other comprehensive income.
2.	Other fair value adjustments are included in the consolidated income statements.
3.	The current portion of the gold stream obligation is included in trade and other payables on the statement of financial position.

Fair value adjustments represent the net effect on the gold stream obligation of changes in the variables included in the Company’s valuation model between the date of receipt of deposit and the reporting date. These variables include accretion, risk-free interest rate, future metal prices, Company-specific credit spread and expected gold and silver ounces to be delivered.